Income taxes (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 2,433	$ 4,521	$ 8,960
Income taxes at Swiss tax rate of 18.5% for 2023, 18% for 2022 and 18.5% for 2021	450	836	1,613
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	(66)	(43)	267
Tax effects of losses not recognized	358	71	74
Previously unrecognized tax losses now utilized	(454)	(401)	(217)
Non-taxable and lower taxed income	(232)	(165)	(316)
Non-deductible expenses and additional taxable income	1,379	1,017	414
Adjustments related to prior years - current tax	(35)	(15)	(33)
Adjustments related to prior years - deferred tax	(27)	10	19
Change in deferred tax recognition	(608)	(273)	(217)
Adjustments to deferred tax balances arising from changes in tax rates	6	0	0
Other items	128	169	240
Income tax expense / (benefit)	$ 900	$ 1,206	$ 1,844
Applicable tax rate	18.50%	18.50%	18.00%
of which: Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 221	$ 3,174	$ 4,052
Increase / (decrease) resulting from:
Income tax expense / (benefit)	461	849	642
of which: Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	2,212	1,347	4,907
Increase / (decrease) resulting from:
Income tax expense / (benefit)	$ 439	$ 356	$ 1,202